Summary of Investments Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2014
Summary of Investments Other Than Investments in Related Parties

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

SCHEDULE I - SUMMARY OF INVESTMENTS

OTHER THAN INVESTMENTS IN RELATED PARTIES

DECEMBER 31, 2014

($ in thousands)	Cost/ amortized cost	Fair value	Amount at which shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$229,639	$279,967	$279,967
States, municipalities and political subdivisions	661,021	782,957	782,957
Foreign governments	338,199	396,676	396,676
Public utilities	616,598	706,555	706,555
Convertibles and bonds with warrants attached	1,500	2,371	2,371
All other corporate bonds	2,806,083	3,004,068	3,004,068
Residential mortgage-backed securities	94,130	98,325	98,325
Commercial mortgage-backed securities	129,490	134,892	134,892
Asset-backed securities	73,922	74,600	74,600
Redeemable preferred stocks	8,959	10,636	10,636

Total fixed maturities	4,959,541	$5,491,047	5,491,047

Equity securities:
Common stocks:
Public utilities	5,239	$5,281	5,281
Banks, trusts and insurance companies	14,483	14,622	14,622
Industrial, miscellaneous and all other	180,279	180,672	180,672
Nonredeemable preferred stocks	5,548	5,547	5,547

Total equity securities	205,549	206,122	206,122

Mortgage loans on real estate (none acquired in satisfaction of debt)	493,792	$526,433	493,792

Policy loans	39,993		39,993
Derivative instruments	600	$600	600

Limited partnership interests	212,947		212,947
Short-term investments	138,371	$138,372	138,372

Total investments	$6,050,793		$6,582,873